UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      3G Capital Partners Ltd
           --------------------------------------------------
Address:   c/o 3G Capital Inc.
           --------------------------------------------------
           800 Third Avenue, 31st Floor
           --------------------------------------------------
           New York, NY 10022
           --------------------------------------------------

Form 13F File Number:
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernardo Piquet
           --------------------------------------------------
Title:     Director
           --------------------------------------------------
Phone:     (212) 893-6727
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Bernardo Piquet           New York, New York        2/13/2008
       ------------------------   -------------------------   -------------
             [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE



                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             20
                                               -------------

                                                  1,141,702
Form 13F Information Table Value Total:        -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1             COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5         COLUMN 6  COLUMN 7         COLUMN 8
------------------------------- -------------- --------- ---------  -----------------  ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN CALL  DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- --------- --------- ---------- --- ---- ---------- -------- -------- -------- -------
Adherex Technologies Inc        Com New        00686R200      332   1,231,369 SH          sole             1,231,369
Circuit City Store Inc          Common Stock   172737108       44      10,500 SH          sole                10,500
Companhia Brasileira De Dist    Spon ADR PFD   20440T201   10,426     282,100 SH          sole               282,100
Countrywide Financial Corp      Call           222372904      894     100,000 SH  CALL    sole               100,000
CSX Corp                        Common Stock   126408103  757,901  17,232,854 SH          sole            17,232,854
Diamonds Tr                     Put            252787956   225335   1,700,000 SH  PUT     sole             1,700,000
Select Sector SPDR TR           SBI INT-Energy 81369Y506     2063      26,000 SH          sole                26,000
Select Sector SPDR TR           Call           81369Y905   11,572     400,000 SH  CALL    sole               400,000
HSBC Hldgs PLC                  Put            404280956   35,953     429,500 SH  PUT     sole               429,500
Select Sector SPDR TR           SBI INT-IND    81369Y704    6,216     158,729 SH          sole               158,729
IShares TR                      S&P Euro Plus  464287861      328       2,867 SH          sole                 2,867
Norfolk Southn Corp             Common Stock   655844108      377       7,470 SH          sole                 7,470
Petroleo Brasileiro SA Petro    Sponsored ADR  71654V408    1,452      12,600 SH          sole                12,600
Petroleo Brasileiro SA Petro    SP ADR NON VTG 71654V101    7,842      81,500 SH          sole                81,500
Retail Holders Trust            DEP RCPT       76127U101    1,867      20,000 SH          sole                20,000
SPDR TR                         Put            78462F953   73,105     500,000 SH  PUT     sole               500,000
Union Pac Corp                  Common Stock   907818108      457       3,640 SH          sole                 3,640
Unisys Corp                     Common Stock   909214108       58      12,200 SH          sole                12,200
UST Inc.                        Put            902911956    5,480     100,000 SH  PUT     sole               100,000
